Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
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Movements in Number of Warrants Outstanding

Movements in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2017		2016
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1st,	20.92	571,444	11.61	319,330
Granted	30.37	367,100	33.10	343,550
Forfeited	28.50	31,817	34.20	91,436
Exercised	2.77	225,966	—	—
Expired	22.44	5,799	—	—
At December 31,	31.76	674,962	20.92	571,444

Summary of Warrants Outstanding

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2017	Number of warrants outstanding as of 31 December, 2016	Exercise price per share
05 May 2010 (warrants B)	05 May 2010	05 May 2016	—	5,000	35.36
05 May 2010 (warrants C)	05 May 2013	05 May 2016	—	799	22.44
29 Oct 2010	29 Oct 2013	31 Oct 2020	766	1,632	35.36
06 May 2013	06 May 2016	06 May 2023	7,000	232,100	2.64
05 May 2014	05 May 2017	05 May 2024	60,697	62,864	36.66
05 November 2015	05 November 2018	05 Nov 2025	253,065	269,049	32.86
08 December 2016	08 December 2019	08 Dec 2021	45,000	—
29 June 2017	29 June 2020	31 July 2022	308,434	—

			674,962	571,444

Summary of Fair Value of Warrants Determined At Grant Date

The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 October 2010	31 January 2013	6 May 2013	5 May 2014	5 November 2015
Number of warrants issued	79,500	140,000	266,241	100,000	466,000
Number of warrants granted	61,050	120,000	253,150	94,400	343,550
Number of warrants not fully vested as of 31 December 2017	—	—	—	29,799	263,065
Average exercise price (in €)	35.36	4.52	2.64	35.79	32.63
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%
Average fair value (in €)	9.00	2.22	12.44	26.16	21.13
Weighted average remaining contractual life	3.78	6.09	6.35	7.35	8.62

	Warrants issued on
	December 2016	June 2017
Number of warrants issued	100,000	520,000
Number of warrants granted	45,000	312,100
Number of warrants not fully vested as of 31 December 2017	35,000	308,434
Average exercise price (in €)	24.39	31.53
Expected share value volatility	61.03%	60.27%
Risk-free interest rate	-0.40%	-0.23%
Average fair value (in €)	12.25	15.67
Weighted average remaining contractual life	3.84	4.50